Derivative Instruments (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012 instrument	Dec. 31, 2011 instrument	Dec. 31, 2010
Derivative Instruments
Margin-to-equity ratio (as a percent)	25.00%
Monthly average number of derivative instruments bought and sold	7,877	7,189
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 22,266,105	$ (48,697,841)	$ 108,540,793
Agricultural contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(3,869,332)	(18,592,666)	17,978,928
Currencies contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(4,935,784)	(36,493,518)	25,579,604
Energy contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(3,960,783)	(3,355,109)	(21,311,972)
Interest rates contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	14,926,969	65,198,011	63,389,648
Meats contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(1,467,087)	(4,235,895)	161,046
Metals contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	(12,997,845)	(4,570,962)	20,714,739
Soft commodities contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	354,779	(3,246,199)	17,611,921
Stock indices contracts
Effect of Derivative Instruments on the Consolidated Statement of Operations
Gains (losses) on derivatives instruments	$ 34,215,188	$ (43,401,503)	$ (15,583,121)